Property, Plant, and Equipment, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Schedule of Property Plant and Equipment Net

Property, plant and equipment, net consisted of the following (in thousands):

	March 31, 2017	December 31, 2016
Machinery and equipment	$77,330	$70,481
Buildings	13,590	13,449
Leasehold improvements	17,994	16,818
Office equipment and software	8,945	6,403
Furniture	16,412	15,883
Vehicles	348	342
Construction in progress	16,349	11,592

Total	150,968	134,968
Accumulated depreciation and amortization	(47,482)	(43,802)

Property, plant and equipment, net	$103,486	$91,166

Property, plant, and equipment, net at December 31 consisted of the following (in thousands):

	2016	2015
Machinery and equipment	$70,481	$49,078
Buildings	13,449	14,047
Leasehold improvements	16,818	14,259
Office equipment and software	6,403	3,691
Furniture	15,883	15,140
Vehicles	342	279
Construction in progress	11,592	4,660

Total	134,968	101,154
Accumulated depreciation	(43,802)	(33,422)

Property, plant and equipment, net	$91,166	$67,732